provisions	12 Months Ended
Dec. 31, 2018
provisions
provisions

25   provisions

	Asset
	retirement	Employee-	Written put
(millions)	obligation	related	options [1]	Other	Total
As at January 1, 2017	$339	$77	$—	$103	$519
Additions	13	39	90	58	200
Reversal	(53)	(5)	(11)	(1)	(70)
Use	(6)	(75)	—	(40)	(121)
Interest effect [2]	58	—	2	—	60
Effects of foreign exchange, net	—	—	1	—	1
As at December 31, 2017	351	36	82	120	589
Additions	6	124	207	72	409
Reversal	—	—	(17)	(5)	(22)
Use	(10)	(72)	(13)	(44)	(139)
Interest effect [2]	(11)	—	10	—	(1)
Effects of foreign exchange, net	—	—	21	—	21
As at December 31, 2018	$336	$88	$290	$143	$857
Current	$6	$35	$—	$37	$78
Non-current	345	1	82	83	511
As at December 31, 2017	$351	$36	$82	$120	$589
Current	$8	$84	$9	$28	$129
Non-current	328	4	281	115	728
As at December 31, 2018	$336	$88	$290	$143	$857
1	The additions for the year ended December 31, 2017, for written put options have been adjusted as set out in Note 18(c).
2

The difference of $(22) (2017 – $47) between the asset retirement obligation interest effect in this table and the amount included in the amount disclosed in Note 9 is in respect of the change in the discount rates applicable to the provision, such difference being included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.

Asset retirement obligation

We establish provisions for liabilities associated with the retirement of property, plant and equipment when those obligations result from the acquisition, construction, development and/or normal operation of the assets. We expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur proximate to the dates these assets are retired.

Employee-related

The employee-related provisions are largely in respect of restructuring activities (as discussed further in Note 16(b)). The timing of the cash outflows in respect of the balance accrued as at the financial statement date is substantially short‑term in nature.

Written put options

In connection with certain business acquisitions, we have established provisions for contingent consideration and for written put options in respect of non-controlling interests. Cash outflows for contingent consideration are expected on a current basis. Provisions for written put options are determined based on the net present value of estimated future earnings results and require us to make key economic assumptions about the future. No cash outflows for the written put options are expected prior to their initial exercisability in 2020.

Other

The provisions for other include: legal claims; non-employee-related restructuring activities; and contract termination costs and onerous contracts related to business acquisitions. Other than as set out following, we expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur over an indeterminate multi-year period.

As discussed further in Note 29, we are involved in a number of legal claims and we are aware of certain other possible legal claims. In respect of legal claims, we establish provisions, when warranted, after taking into account legal assessments, information presently available, and the expected availability of recourse. The timing of cash outflows associated with legal claims cannot be reasonably determined.

In connection with business acquisitions, we have established provisions for contingent consideration, contract termination costs and onerous contracts acquired.